CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 21, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 13, 2024
Current assets
Cash	$ 0	$ 0
Total Current Assets	2,224,203	1,629,758
TOTAL ASSETS	2,224,203	1,629,758
Current liabilities
Accounts payable and accrued expenses	447,662	72,161
Due to Sponsor	1,578,524	1,423,849
Total Current Liabilities	2,509,220	1,775,140
TOTAL LIABILITIES	2,509,220	1,775,140
Commitments and Contingencies
Shareholders' Deficit
Ordinary shares, value	10	10
Accumulated deficit	(285,017)	(145,382)
Total Stockholder's Deficit	(285,017)	(145,382)	$ 0
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	2,224,203	1,629,758
Mountain Lake Acquisition Corp.
Current assets
Cash	66,568	452,680			$ 1,383,392
Prepaid expenses	85,092	16,840			23,669
Prepaid insurance	64,651	87,776			92,500
Total Current Assets	216,311	557,296			1,499,561
Cash and investments held in Trust Account	243,344,159	241,230,572			231,643,853
TOTAL ASSETS	243,560,470	241,787,868			233,231,190
Current liabilities
Accounts payable and accrued expenses	339,964	291,378			7,401
Due to Sponsor	688	688			3,183
Total Current Liabilities	340,652	292,066			17,334
Deferred underwriting fee payable	1,000,000	1,000,000			8,050,000
TOTAL LIABILITIES	1,340,652	1,292,066			8,067,334
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of approximately $10.58 and $10.49 per share as of March 31, 2026 and December 31, 2025, respectively	243,344,159	241,230,572			231,643,853
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; 0 shares issued or outstanding as of March 31, 2026 and December 31, 2025
Accumulated deficit	(1,125,141)	(735,570)			(6,480,797)
Total Stockholder's Deficit	(1,124,341)	(734,770)		$ (6,800,780)	(6,479,997)	$ 0
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	243,560,470	241,787,868			233,231,190
Class A | Mountain Lake Acquisition Corp.
Shareholders' Deficit
Ordinary shares, value	81	81			81
Class B Ordinary Shares | Mountain Lake Acquisition Corp.
Shareholders' Deficit
Ordinary shares, value	$ 719	$ 719			$ 719